Goodwill and Intangible Assets, Net - Schedule of Amortization Expense For Purchased and Developed Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 30, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Finite Lived Intangible Assets [Line Items]
Amortization expense for purchased intangible assets	$ 35	$ 63	$ 126	$ 98	$ 251	$ 253	$ 260
Customer Relationships and Other
Finite Lived Intangible Assets [Line Items]
Amortization expense for purchased intangible assets	13	36	72	49	143	146	153
Acquired and Developed Technology
Finite Lived Intangible Assets [Line Items]
Amortization expense for purchased intangible assets	$ 22	$ 27	$ 54	$ 49	$ 108	$ 107	$ 107